Equity (Details)					1 Months Ended					12 Months Ended
	Dec. 30, 2022 USD ($)	Feb. 12, 2021 $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Mar. 05, 2020 USD ($) $ / shares shares	May 31, 2022 USD ($)	Feb. 28, 2021 USD ($) shares	Feb. 17, 2021 $ / shares shares	Oct. 22, 2020 USD ($) $ / shares shares	Feb. 26, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 shares
Equity (Details) [Line Items]
Aggregate offering price (in Dollars)	$ 100,000,000
Percentage of gross sales price	3.00%
Current deferred costs (in Dollars)						$ 47,023,000				$ 137
Purchase of ordinary shares | shares		2,296,107	2,296,107	2,093,750			268,205	476,983	1,000,000
Additional ordinary shares | shares			344,416
Public price per share (in Dollars per share) | $ / shares		$ 18.6	$ 20				$ 18.6
Sales agent commission, percentage						7.00%
Gross proceeds in percentage						1.00%
Warrants to purchase | shares						179,501
Cost expenses (in Dollars)					$ 1,000,000	$ 126,000
Gross proceeds amount (in Dollars)								$ 8,557,000
Average gross price per share (in Dollars per share) | $ / shares								$ 17.94
Warrants to purchase shares | shares											704,355	1,407,683
Ordinary price per share (in Dollars per share) | $ / shares				$ 8
Net proceeds offering (in Dollars)				$ 15,238,000					$ 7,218,000
Price per share (in Dollars per share) | (per share)									$ 8		₪ 0.4
Warrant [Member]
Equity (Details) [Line Items]
Warrants to purchase shares | shares				2,093,750					70,000
Former ATM Agreement [Member]
Equity (Details) [Line Items]
Purchase of ordinary shares amount (in Dollars)								$ 25,000,000
Gross proceeds amount (in Dollars)			$ 6,339,000
Additionally shares issued | shares			284,317
Average gross price per share (in Dollars per share) | $ / shares			$ 22.29
Issuance expense (in Dollars)			$ 192,000
Placement Agent [Member]
Equity (Details) [Line Items]
Warrants to purchase shares | shares				146,563